UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2010

Check here if Amendment [    ]; Amendment Number:
  This Amendment (Check only one.):     [X]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  139 S. Old Woodward Ave.
          Birmingham, MI  48009

Form 13F File Number:       028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James F. Peters, Jr.
Title:    Chief Executive Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ James F. Peters, Jr.            Birmingham, MI            November 10, 2010
-------------------------------------------------------------------------------
James F. Peters, Jr.                 City, State                     Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported byother reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                         ------------
Form 13F Information Table Entry Total:          19
                                         ------------
Form 13F Information Table Value Total:    $292,020
                                         ------------
                                         (thousands)


List of Other Included Managers:     NONE

                                                        FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager:  Tactical Allocation Group, LLC

                                                           Value   Shares/  Sh/ Put/ Invstmt    Other          Voting Authority
        Name of Issuer         Title of Class     CUSIP   (x1000)  Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
BARCLAYS BK PLC               DJUBS CMDT ETN 36 06738C778     527    13,999  SH        SOLE                     0     0      13,999
ISHARES TR                    BARCLAYS TIPS BD  464287176  21,891   204,761  SH        SOLE                 9,306     0     195,455
ISHARES TR                    MSCI EMERG MKT    464287234  28,904   774,500  SH        SOLE                35,024     0     739,476
ISHARES TR                    IBOXX INV CPBD    464287242  32,508   299,724  SH        SOLE                 9,031     0     290,693
ISHARES TR                    S&P NA NAT RES    464287374   4,321   140,131  SH        SOLE                 5,828     0     134,303
ISHARES TR                    BARCLYS 7-10 YR   464287440  20,704   216,416  SH        SOLE                 7,674     0     208,742
ISHARES TR                    RUSSELL MCP GR    464287481  11,613   265,758  SH        SOLE                14,348     0     251,410
ISHARES TR                    RUSSELL 1000 VAL  464287598  10,261   189,291  SH        SOLE                 7,613     0     181,678
ISHARES TR                    RUSSELL 1000 GRW  464287614  36,588   798,359  SH        SOLE                32,223     0     766,136
ISHARES TR                    RUSSELL 2000 GROW 464287648     994    14,932  SH        SOLE                 3,265     0      11,667
ISHARES TR                    JPMORGAN USD      464288281  38,562   371,073  SH        SOLE                16,473     0     354,600
ISHARES TR                    US PFD STK IDX    464288687  34,822   939,617  SH        SOLE                32,585     0     907,032
ISHARES TR                    S&P GRWTH ALL     464289867     476    17,150  SH        SOLE                     0     0      17,150
ISHARES TR                    S&P MODERATE      464289875     837    30,448  SH        SOLE                     0     0      30,448
ISHARES SILVER TRUST          ISHARES           46428Q109   6,309   346,455  SH        SOLE                12,598     0     333,857
MARKET VECTORS ETF TR         HG YLD MUN ETF    57060U878     788    25,506  SH        SOLE                     0     0      25,506
SPDR GOLD TRUST               GOLD SHS          78463V107  20,428   167,878  SH        SOLE                 8,327     0     159,551
SPDR INDEX SHS FDS            S&P EMKTSC ETF    78463X756  10,737   236,500  SH        SOLE                 9,488     0     227,012
SPDR SERIES TRUST             DB INT GVT ETF    78464A490  10,750   207,267  SH        SOLE                 8,419     0     198,848
TOTAL                                                     292,020
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